PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.9%
Asset-Backed Securities 23.3%
Automobiles 0.7%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		1,020	$1,042,069
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.297(c)	12/26/31		556	563,631
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		296	297,083
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		667	670,220
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,243,417
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28		2,600	2,607,790
Merchants Fleet Funding LLC, Series 2025-01A, Class B, 144A	4.910	01/20/39		3,500	3,518,656
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,388	1,387,150
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,910,342
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,827,038
Series 2025-01A, Class D, 144A	6.100	07/14/37		4,600	4,723,653

Santander Drive Auto Receivables Trust, Series 2023-02, Class C	5.470	12/16/30		1,250	1,268,293
					24,059,342
Collateralized Loan Obligations 17.3%
AGL CLO Ltd. (Cayman Islands), Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	04/20/37		19,500	19,545,113
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.750(c)	06/15/34	EUR	1,000	1,184,793
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.750(c)	06/15/34	EUR	4,000	4,739,174

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.199(c)	07/22/37		16,000	16,050,557
Apidos CLO, Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	4.999(c)	01/22/38		14,250	14,311,456
Barings Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.830(c)	04/24/34	EUR	2,450	2,890,064
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37		19,500	19,551,215
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472(c)	07/15/37		10,000	10,076,000
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,497,581
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		8,750	8,773,633
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	04/20/37		15,000	15,032,951
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.010(c)	04/20/35		2,750	2,753,172
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37		10,000	10,024,728
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	01/20/38		16,750	16,815,298
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.538(c)	10/20/36		10,000	10,011,380
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.188(c)	04/20/37		10,000	10,022,969
Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.668(c)	04/20/37		10,000	10,053,318
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.908(c)	03/22/38		17,500	17,565,135

Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.654(c)	05/24/38	EUR	17,500	20,749,580

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.480%(c)	07/25/37	EUR	7,000	$8,305,747
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.080(c)	07/25/37	EUR	13,750	16,324,872
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276(c)	10/19/38	EUR	15,750	18,670,670
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.760(c)	01/26/38	EUR	6,000	7,128,600
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.780(c)	01/26/38	EUR	5,000	5,947,959

Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.666(c)	07/15/38	EUR	6,500	7,757,670
Invesco Euro CLO DAC (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.666(c)	07/15/34	EUR	9,250	10,972,648
Jubilee CLO DAC (Ireland), Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.416(c)	04/15/35	EUR	10,000	11,871,281
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.098(c)	07/20/37		13,395	13,440,199
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.289(c)	04/22/37		5,050	5,063,252

KKR CLO Ltd. (Cayman Islands), Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.014(c)	04/15/34		3,300	3,303,279
Madison Park Euro Funding DAC (Ireland), Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	2.806(c)	05/25/34	EUR	2,500	2,957,489
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.962(c)	10/15/32		4,820	4,824,101
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.588(c)	04/18/37		10,000	10,080,034

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.918(c)	01/20/38		12,500	12,563,898
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.654(c)	05/15/37	EUR	20,000	23,757,863
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.414(c)	05/15/37	EUR	4,150	4,954,801

Nassau Euro CLO DAC (Ireland), Series 04A, Class C, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	4.626(c)	07/20/38	EUR	9,000	10,707,020
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	10/25/38		15,950	15,992,714
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.873(c)	03/15/38	EUR	11,000	13,051,889
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.406(c)	01/15/38	EUR	10,000	11,888,385
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.266(c)	10/15/39	EUR	15,000	17,787,291

Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.583(c)	04/20/35	EUR	10,000	11,848,697
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/17/37		18,000	18,041,328
Rockford Tower Europe CLO DAC (Ireland), Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.250(c)	10/25/37	EUR	8,335	9,908,795
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	4.959(c)	04/20/31		27	27,424
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.058(c)	10/20/37		12,950	12,996,127
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.768(c)	07/20/37		5,000	5,005,410
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/36		13,250	13,267,241
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.666(c)	04/15/37	EUR	9,000	10,702,091
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.266(c)	04/15/38	EUR	8,000	9,460,269

Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.268(c)	04/25/37		6,000	6,014,313
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/37		12,500	12,516,063

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088%(c)	10/18/37	15,000	$15,058,254
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.124(c)	07/15/31	11,300	11,317,788
				591,163,579
Consumer Loans 1.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29	2,350	2,357,232
Series 2024-B, Class E, 144A	7.350	09/15/29	1,250	1,256,893
Series 2024-X02, Class D, 144A	6.080	12/17/29	4,200	4,224,860
Affirm Master Trust,
Series 2025-01A, Class D, 144A	5.620	02/15/33	5,000	5,057,119
Series 2025-02A, Class D, 144A	5.600	07/15/33	9,500	9,605,856
Series 2025-03A, Class D, 144A	5.090	10/16/34	3,000	3,015,637
Series 2026-01A, Class B, 144A	4.570	02/15/34	1,000	1,001,289
Series 2026-01A, Class C, 144A	4.720	02/15/34	1,700	1,703,055
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class C, 144A	4.860	12/27/60	4,200	4,207,932
Series 2025-03A, Class D, 144A	5.150	12/27/60	7,100	7,104,357

Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35	3,000	3,038,244
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	4,800	4,945,427
Series 2023-01A, Class D, 144A	7.490	06/14/38	200	211,164
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,587,334

SoFi Consumer Loan Program Trust, Series 2026-01, Class C, 144A	4.740	12/26/35	2,700	2,705,323
Sotheby’s Artfi Master Trust, Series 2026-01A, Class B, 144A	4.900	06/20/33	4,000	4,001,875
				57,023,597
Credit Cards 0.1%
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32	5,000	5,051,104
Equipment 0.4%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,554,751
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class B, 144A	5.603	12/20/55	2,900	2,902,976
Series 2025-04A, Class C, 144A	7.112	12/20/55	3,400	3,456,774

PEAC Solutions Receivables LLC, Series 2026-01A, Class C, 144A	4.890	07/20/33	6,300	6,298,373
				14,212,874
Home Equity Loans 1.5%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A21 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	4.987(c)	10/25/34	367	365,679
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A3B1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	4.747(c)	11/25/33	3,170	3,221,652
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	4.967(c)	06/25/43	40	40,025
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	4.882(c)	01/25/34	1,091	1,095,627
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	344	348,199
Series 2025-CES02, Class M1, 144A	5.592(cc)	07/26/55	700	702,832

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

COOPR Residential Mortgage Trust, Series 2025-CES03, Class M1, 144A	5.629%(cc)	09/25/60	6,213	$6,234,485
Home Equity Asset Trust, Series 2004-07, Class A21 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	4.627(c)	01/25/35	639	635,875
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.803(c)	05/20/54	884	889,616
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M21 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	6.262(c)	08/25/33	344	396,535
OBX Trust, Series 2025-HE02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	5.747(c)	08/25/55	2,870	2,906,410
RCKT Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	3,635	3,673,449
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	386	388,841
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	3,750	3,769,364
Series 2025-CES01, Class A2, 144A	5.926(cc)	02/25/55	5,053	5,151,169
Series 2025-CES01, Class M1, 144A	6.076(cc)	02/25/55	3,500	3,559,325
Series 2025-CES01, Class M2A, 144A	6.574(cc)	02/25/55	3,000	3,056,522
Series 2025-CES04, Class M1, 144A	5.564(cc)	10/25/65	2,600	2,617,768
Series 2025-FIX01, Class M1, 144A	5.359(cc)	09/25/65	5,200	5,180,736
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.397(c)	09/25/65	5,900	5,950,282
				50,184,391
Other 0.7%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	804	792,590
Series 2024-01GS, Class A, 144A	6.250	06/20/57	1,895	1,843,309
OnDeck Asset Securitization IV LLC,
Series 2025-02A, Class A, 144A	4.840	11/17/32	6,500	6,524,460
Series 2025-02A, Class B, 144A	5.230	11/17/32	850	851,766

Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	483	507,479
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60	3,206	3,210,545
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	803	784,568
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,342	3,221,756

US Bank C&I Credit-Linked Notes, Series 2025-SUP02, Class B1, 144A	4.818	09/25/32	5,403	5,415,653
				23,152,126
Residential Mortgage-Backed Securities 0.8%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.427(c)	08/25/32	184	182,957
Series 2003-04, Class 1A5	4.885(cc)	05/25/33	204	202,126

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT01, Class M11 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	4.417(c)	02/25/35	129	122,045
Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M11 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.837(c)	11/25/34	1	1,771
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379(cc)	12/25/32	38	37,435
Finance America Mortgage Loan Trust, Series 2003-01, Class M11 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.837(c)	09/25/33	537	533,964
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A21 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	4.547(c)	08/25/34	298	281,087
Fremont Home Loan Trust, Series 2004-04, Class M11 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	4.582(c)	03/25/35	1,120	1,065,941

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Long Beach Mortgage Loan Trust, Series 2004-02, Class A11 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	4.227%(c)	06/25/34		408	$398,449
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		5,050	5,059,377
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		10,035	10,082,938
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		4,363	4,379,944

Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A21 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.787(c)	09/25/34		1,225	1,281,304
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.185(c)	03/15/26	EUR	2,581	2,294,169
					25,923,508
Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	6.447(c)	06/25/47		757	768,261
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,468	1,403,985
Series 2019-A, Class R, 144A	0.000	10/25/48		1,089	483,991
					2,656,237

Total Asset-Backed Securities (cost $770,808,106)					793,426,758
Commercial Mortgage-Backed Securities 5.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		2,700	2,349,000
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		2,700	2,281,500
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.780(c)	04/15/42		3,380	3,388,446
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.230(c)	04/15/42		3,160	3,167,900
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38		2,650	2,534,421
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		900	843,070
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		1,490	1,344,014
Series 2024-05C29, Class XD, IO, 144A	2.655(cc)	09/15/57		28,469	2,468,593

Benchmark Mortgage Trust, Series 2023-V03, Class XA, IO	0.813(cc)	07/15/56		50,555	879,178
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.269(c)	07/15/41		4,400	4,402,750
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.369(c)	07/15/39		3,059	3,062,914

BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.930(c)	03/15/42		4,793	4,793,041
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39		5,350	5,518,925
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	5.495(c)	09/15/38		2,024	2,022,715
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38		4,300	4,450,735
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		1,900	1,932,953
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.060(c)	08/15/42		6,756	6,764,353
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.330(c)	08/15/42		6,229	6,250,253
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.172(c)	04/15/40		3,627	3,637,901
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)(x)	5.770(c)	03/15/41		5,600	5,598,252
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42		6,650	6,762,922
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.673(c)	03/15/30		4,942	4,923,200

CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.080(c)	10/15/37		11,000	11,013,750

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.000%(cc)	02/10/48		25,569	$256
Series 2024-277P, Class A, 144A	6.338	08/10/44		1,600	1,685,619
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		5,300	123,833

FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.333(cc)	03/25/26		14,782	7,208
GGP, Series 2026-TY, Class A, 144A	4.670(cc)	03/05/43		8,350	8,350,000
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41		6,900	6,993,592
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.325(c)	11/25/41		6,445	6,461,164
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40		5,010	5,227,058
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40		2,575	2,675,599

INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 144A	5.041(cc)	11/05/37		8,800	8,893,100
IP Mortgage Trust, Series 2025-IP, Class A, 144A	5.250(cc)	06/10/42		7,000	7,123,949
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.476(cc)	02/15/48		52,766	1,013
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A5	3.490	07/15/50		5,000	4,909,410
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.582(cc)	04/15/46		14,013	5,506
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		2,060	375,929

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.395(c)	04/15/38		5,261	5,260,866
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.073(c)	10/15/40		7,100	7,122,187
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.294(c)	03/15/36		2,350	2,345,431
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	5.544(c)	03/15/36		1,400	1,397,380

ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,714,762
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.911(c)	01/23/32	GBP	9,317	12,907,652
SCG Trust, Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.180(c)	09/15/42		8,450	8,485,389
Taurus DAC (United Kingdom), Series 2025-UK3A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.542(c)	07/20/35	GBP	1,800	2,467,013
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35		2,900	2,945,244
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.971(c)	10/15/41		1,500	1,501,543
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.620(c)	10/15/41		2,500	2,496,408
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.030(c)	08/15/42		5,450	5,453,406

Total Commercial Mortgage-Backed Securities (cost $199,773,657)					200,321,303
Corporate Bonds 21.2%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26		9,286	9,286,000
Sr. Unsec’d. Notes	3.250	02/01/28		5,555	5,472,594
Sr. Unsec’d. Notes	3.250	02/01/35		5,710	4,997,533
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		525	525,656
Sr. Unsec’d. Notes, 144A	6.750	06/15/33		2,105	2,212,881
Sr. Unsec’d. Notes, 144A	7.450	05/01/34		250	280,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		350	363,125
					23,137,789

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Agriculture 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875%	07/26/29		3,398	$3,339,390
Gtd. Notes, 144A, MTN	5.500	02/01/30		3,200	3,316,798
					6,656,188
Airlines 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28		8,386	8,431,453
United Airlines Holdings, Inc., Gtd. Notes	5.375	03/01/31		1,400	1,414,202
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		645	644,526
Sr. Sec’d. Notes, 144A	4.625	04/15/29		170	169,833
					10,660,014
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		1,125	1,067,197
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29		825	770,141
					1,837,338
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		3,000	2,975,307
Sr. Unsec’d. Notes	4.125	08/17/27		600	597,111
Sr. Unsec’d. Notes	5.800	03/05/27		1,035	1,049,439
Sr. Unsec’d. Notes	5.875	11/07/29		2,310	2,381,798
Sr. Unsec’d. Notes	6.800	05/12/28		625	653,862
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350	07/15/27		2,355	2,396,344
Sr. Unsec’d. Notes	5.800	01/07/29		695	724,778
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.400	06/23/32		815	845,353
Sr. Unsec’d. Notes, 144A, MTN(a)(h)	4.800	01/10/33		3,560	3,545,395

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	7,700	9,422,369
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.050	03/27/28		4,020	4,075,582
Gtd. Notes, 144A	5.350	03/27/30		6,055	6,218,458
Gtd. Notes, 144A	5.650	03/25/32		1,750	1,813,273
					36,699,069
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd., Gtd. Notes(a)	5.150	09/13/34		540	545,351
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30		100	104,470
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29		375	388,228
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33		250	258,163
Sr. Sec’d. Notes, 144A	5.750	08/15/32		410	417,475

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		5,500	5,530,521
					7,244,208

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 2.4%
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250%(ff)	09/30/31	1,055	$1,041,269
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,200	2,277,825
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	3,400	3,451,863

Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	945	861,651
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,456,243
Bank of Montreal (Canada), Jr. Sub. Notes	7.300(ff)	11/26/84	2,380	2,525,852
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	4,560	4,583,518
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	2,240	2,281,754
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,000	997,069
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,424,383
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	600	629,938
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	6,365	6,586,968
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	4,042	4,130,377
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	829,288
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	978,726
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	5,265	5,309,808
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,245	2,260,016
Sr. Non-Preferred Notes, 144A, MTN	5.019(ff)	03/04/31	1,500	1,527,753
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	2,065	2,086,139
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	2,400	2,456,154
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	34,782
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,940,278
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	135,280
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,292,389

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,545,204
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,718,424
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,540,940
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,740,499

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	9,090	8,236,474
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,081,767
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32	3,100	2,746,811
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,548,344
				83,257,786
Building Materials 0.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,875	1,455,611
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	2,040	1,791,888

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375%	03/01/32		1,110	$1,151,255
Sr. Unsec’d. Notes, 144A	6.750	03/01/33		240	249,105
					4,647,859
Chemicals 0.9%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43		4,100	4,320,868
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31		1,422	607,905
Gtd. Notes, 144A	4.500	01/10/28		1,630	740,020
Gtd. Notes, 144A	4.500	01/31/30		629	267,136
Gtd. Notes, 144A	8.500	01/12/31		7,471	3,193,852

Celanese US Holdings LLC, Gtd. Notes	6.850(c)	11/15/28		670	703,447
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28		1,758	1,781,154
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		213	197,877
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		5,469	5,858,885

Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	6.800	05/13/30		4,780	4,824,024
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	347,086
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33		600	603,209
Syensqo Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29		3,060	3,167,156
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.148	06/04/30		4,755	4,468,797
					31,081,416
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		1,150	1,086,750
Commercial Services 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30		1,675	1,739,406
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		815	777,882
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		3,950	3,777,891
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		3,160	3,218,149
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	709,724
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700	06/01/34		110	122,828
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		1,705	1,716,281
Gtd. Notes, 144A	6.000	03/15/34		195	195,918
Gtd. Notes, 144A	7.000	06/15/30		900	944,212
Gtd. Notes, 144A(a)	7.250	06/15/33		360	380,974

Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32		730	742,480

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	3.750%	01/15/32		325	$303,749
Gtd. Notes(a)	5.250	01/15/30		700	707,859
					15,337,353
Computers 0.0%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		675	537,399
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		761	815,294
					1,352,693
Diversified Financial Services 0.8%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		950	952,789
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		1,285	1,368,284
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31		935	1,049,592
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		1,285	1,276,280
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		325	340,186
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31		875	867,218
Sr. Unsec’d. Notes, 144A	5.000	08/15/28		400	387,755

Jerrold Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	6,400	8,802,313
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27		1,605	1,634,746
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,200	1,166,985
Gtd. Notes	6.625	05/15/29		1,750	1,806,876
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		2,600	2,500,034
Gtd. Notes, 144A	7.875	12/15/29		710	747,995

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,122,407
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26		3,646	3,597,497
					27,620,957
Electric 1.3%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(c)(cc)	06/15/26		1,635	1,643,475
Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27		366	358,344
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,500,351
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,695	2,732,327

Duke Energy Carolinas LLC, First Ref. Mortgage(h)	4.000	09/30/42		50	42,093
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29		6,560	6,725,364
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,337	1,379,784
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		213	219,816
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		290	310,300
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		3,984	4,262,880

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250%	08/14/28		3,000	$2,969,070
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		750	745,796
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	6.500	03/13/31		1,200	1,267,125
Sr. Unsec’d. Notes	7.500	06/09/28		2,330	2,457,474
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29		1,500	1,437,893
Gtd. Notes, 144A	3.625	02/15/31		1,575	1,473,386
Gtd. Notes, 144A	3.875	02/15/32		950	888,968
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		1,800	1,977,813
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,255	2,288,277
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		4,125	4,200,651
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,567,769

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27		2,025	2,025,708
VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		995	1,008,304
					45,482,968
Engineering & Construction 0.5%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,170,511
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	779,745
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,876,636
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,956,940
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	217,531
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	361,834
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	6,024,444

TopBuild Corp., Gtd. Notes, 144A	5.625	01/31/34		1,985	2,005,237
					16,392,878
Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		4,575	4,392,350
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30		1,450	1,497,682
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		500	493,728
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	679,433

Voyager Parent LLC, Sr. Sec’d. Notes, 144A(a)	9.250	07/01/32		1,255	1,334,206
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	6.250	03/15/33		1,190	1,212,581
Gtd. Notes, 144A(a)	7.125	02/15/31		680	732,812
					10,342,792
Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33		535	546,950

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500%	02/01/34		1,120	$1,122,587
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		310	324,440
					1,993,977
Foods 0.7%
Albertson’s Cos., Inc., Sr. Unsec’d. Notes, 144A	5.625	03/31/32		1,015	1,013,909
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		170	170,617
Gtd. Notes, 144A(a)	5.750	03/31/34		240	235,967
Gtd. Notes, 144A	6.500	02/15/28		450	457,309
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,250	1,208,278
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		2,550	2,407,218
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	3,609	4,074,727
Sr. Sec’d. Notes	8.125	05/14/30	GBP	1,625	2,048,463

Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		275	260,213
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	169,158
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,215,192

Pilgrim’s Pride Corp., Gtd. Notes(a)	6.250	07/01/33		2,270	2,425,696
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		225	219,573
Gtd. Notes, 144A(a)	6.375	03/01/33		1,055	1,063,685

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		8,270	7,610,169
					25,580,174
Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		3,085	3,246,592
Gas 0.0%
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		1,350	1,345,734
Healthcare-Products 0.2%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,260	5,148,991
Healthcare-Services 0.2%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		4,450	4,287,367
Elevance Health, Inc., Sr. Unsec’d. Notes	4.650	01/15/43		120	106,930
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.875	11/15/31		1,200	1,312,996
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	4.500	04/15/33		1,535	1,514,714
					7,222,007

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.3%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500%	10/15/31	9,464	$10,043,371
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875	08/01/33	1,825	1,841,327
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	149,642
Gtd. Notes(a)	7.250	10/15/29	3,475	3,517,220

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	1,000	997,475
Taylor Morrison Communities, Inc., Gtd. Notes, 144A(a)	5.750	11/15/32	260	266,786
				6,772,450
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	275	275,983
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	355	350,780
Sr. Unsec’d. Notes(a)	6.625	05/15/32	185	181,300
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	510	535,050

SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29	272	108,993
				1,176,123
Insurance 0.2%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30	3,300	3,417,419
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	850	888,607
Sr. Sec’d. Notes, 144A	8.375	02/01/34	1,215	1,228,761

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	1,614	1,623,516
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	32	35,728
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850	12/16/39	54	61,655
				7,255,686
Internet 0.6%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	17,057	17,819,028
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	1,494	1,501,795
				19,320,823
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,600	1,612,282
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	2,705	2,894,350
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	580	602,925
Gtd. Notes, 144A	7.375	05/01/33	375	390,940

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc., (cont’d.)
Gtd. Notes, 144A	7.500%	09/15/31	1,000	$1,054,662
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	360	365,992
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	360	367,836
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	490	514,500
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	575	603,606
				8,407,093
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	1,040	1,051,662
Gtd. Notes, 144A	5.750	03/15/30	2,050	2,108,527
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	123,313
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	995	1,019,527
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,700	1,816,875
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	975	994,932
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	845	867,273

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	875	873,532
				8,855,641
Lodging 0.3%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	545	531,145
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	697,375
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	2,400	2,394,963
Gtd. Notes(a)	6.125	09/15/29	1,675	1,712,494
Gtd. Notes(a)	6.500	04/15/32	1,800	1,842,723

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.400(c)	08/08/28	344	350,533
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	1,022,960
				8,552,193
Machinery-Diversified 0.1%
AGCO Corp., Gtd. Notes	5.450	03/21/27	850	861,500
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	850	885,600
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	1,875	1,996,767
				3,743,867
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,300	1,242,793
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29	1,220	1,145,847
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	400	237,760
Gtd. Notes, 144A	4.125	12/01/30	300	182,341

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A	5.375%	02/01/28		1,600	$1,198,905
Gtd. Notes, 144A	5.500	04/15/27		1,500	1,322,094
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	372,355
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		3,325	1,300,020
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		375	331,875
Gtd. Notes(x)	7.375	07/01/28		175	167,951
Gtd. Notes(x)	7.750	07/01/26		4,000	3,922,198

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		5,150	5,325,697
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33		275	284,482
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		2,185	2,255,652
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	872,836
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	3,436,444
					23,599,250
Mining 0.5%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		730	708,100
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		445	459,970
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34		595	625,131
Gtd. Notes, 144A	8.000	03/01/33		2,775	2,973,634
Sec’d. Notes, 144A	9.375	03/01/29		1,600	1,678,000

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	609,750
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		665	665,868
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26		1,000	999,290
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,050	1,108,023
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32		455	482,708
Novelis Corp.,
Gtd. Notes, 144A(a)	6.375	08/15/33		2,600	2,649,371
Gtd. Notes, 144A	6.875	01/30/30		700	726,057

Vedanta Resources Finance II PLC (India), Gtd. Notes(a)	9.850	04/24/33		1,638	1,762,898
					15,448,800
Miscellaneous Manufacturing 0.0%
Entegris, Inc., Sr. Sec’d. Notes, 144A(a)	4.750	04/15/29		1,375	1,374,779
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27		1,665	1,703,696

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250%	04/01/28		4,010	$3,996,736
Gtd. Notes	5.100	03/01/30		1,255	1,279,196
					5,275,932
Oil & Gas 1.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		2,760	2,670,806
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		2,440	2,510,669

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30		1,400	1,420,108
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		899	1,106,821
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		1,710	1,773,992
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.625	04/01/32		1,110	1,101,910
Gtd. Notes, 144A	7.875	04/15/32		1,850	1,840,541
Gtd. Notes, 144A	9.250	02/15/28		326	335,186
Gtd. Notes, 144A	9.750	10/15/30		1,900	2,018,415
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,195,085
Sr. Unsec’d. Notes	8.625	01/19/29		4,495	4,815,269
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		1,775	1,759,497
Gtd. Notes	5.375	02/01/29		725	725,408
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		1,775	1,714,177
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	705,509
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	480,292

Nabors Industries, Inc., Gtd. Notes, 144A	9.125	01/31/30		1,725	1,821,216
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		422	415,297
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		105	103,824

Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.625	09/01/30		1,275	1,370,833
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28		2,145	2,212,466
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,025	1,035,250
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	1,087,428
Gtd. Notes	6.625	01/16/34	GBP	300	417,586
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.625	06/15/38		42	38,530
Gtd. Notes	6.700	02/16/32		3,418	3,411,813
Gtd. Notes	6.840	01/23/30		3,340	3,413,480
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,442	2,855,728
Gtd. Notes, MTN	8.750	06/02/29		2,924	3,140,376
SM Energy Co.,
Gtd. Notes, 144A	8.375	07/01/28		50	51,702
Gtd. Notes, 144A	8.625	11/01/30		2,025	2,142,879
Gtd. Notes, 144A(a)	8.750	07/01/31		150	157,574

Transocean International Ltd., Gtd. Notes, 144A	8.250	05/15/29		335	340,862
					51,882,691

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes(h)	5.950%	06/01/41	100	$100,525
Packaging & Containers 0.2%
Ball Corp.,
Gtd. Notes(a)	2.875	08/15/30	1,000	920,313
Gtd. Notes	5.500	09/15/33	1,130	1,149,340
Gtd. Notes	6.000	06/15/29	2,375	2,447,970
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	2,040	2,042,594
Sr. Sec’d. Notes, 144A	6.750	04/15/32	725	731,166

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	125	126,969
				7,418,352
Pharmaceuticals 0.2%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	845	867,181
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	2,175	2,103,252
Gtd. Notes, 144A(a)	6.125	08/01/28	725	727,758
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	400	342,500
Gtd. Notes, 144A	5.000	02/15/29	275	209,168
Gtd. Notes, 144A	5.250	01/30/30	275	195,250
Gtd. Notes, 144A	5.250	02/15/31	275	178,585
Gtd. Notes, 144A	6.250	02/15/29	1,000	790,625
Gtd. Notes, 144A	7.000	01/15/28	275	247,156
Sr. Sec’d. Notes, 144A	4.875	06/01/28	407	377,517

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	450	408,512
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	85	70,499
Viatris, Inc., Gtd. Notes	4.000	06/22/50	2,660	1,781,751
				8,299,754
Pipelines 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,125	1,126,721
Gtd. Notes, 144A	5.750	07/01/34	540	545,333
Gtd. Notes, 144A	6.625	02/01/32	580	602,743

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes(h)	4.600	12/15/44	125	107,830
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,467,672
Sr. Unsec’d. Notes	5.150	03/15/45	55	48,882
Sr. Unsec’d. Notes(a)	5.200	04/01/30	1,335	1,377,124
Sr. Unsec’d. Notes	5.300	04/15/47	125	112,198
Sr. Unsec’d. Notes	5.400	10/01/47	60	54,374
Sr. Unsec’d. Notes	6.250	04/15/49	75	74,784

Kinder Morgan, Inc., Sr. Unsec’d. Notes	5.100	08/01/29	6,310	6,502,607
MPLX LP,
Sr. Unsec’d. Notes	4.800	02/15/31	1,355	1,370,174
Sr. Unsec’d. Notes	5.200	03/01/47	145	130,263

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	502,441

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes	4.200%	12/01/42	125	$100,162
Gtd. Notes	5.650	11/01/28	2,908	3,019,452
Gtd. Notes	5.800	11/01/30	360	378,995
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	905	955,321
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,893,046
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	1,000,066
Gtd. Notes, 144A	6.750	03/15/34	1,415	1,440,094

Targa Resources Corp., Gtd. Notes	6.150	03/01/29	316	332,923
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	71,265
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	69,213
Sr. Sec’d. Notes, 144A	6.250	01/15/30	1,325	1,358,034

Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	4,840	4,262,358
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	805	828,652
Sr. Sec’d. Notes, 144A	6.500	01/15/34	450	467,346
Sr. Sec’d. Notes, 144A	6.500	06/15/34	274	283,970
Sr. Sec’d. Notes, 144A	6.750	01/15/36	450	471,832
Sr. Sec’d. Notes, 144A	7.500	05/01/33	438	480,213
Sr. Sec’d. Notes, 144A	7.750	05/01/35	733	817,517

Western Midstream Operating LP, Sr. Unsec’d. Notes	4.500	03/01/28	4,990	5,017,245
				39,270,850
Real Estate 0.1%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	370	384,659
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	1,375	1,374,252
				1,758,911
Real Estate Investment Trusts (REITs) 0.4%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,435,855
COPT Defense Properties LP, Gtd. Notes	2.000	01/15/29	2,170	2,040,062
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	900	802,758
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,229

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29	2,770	2,823,727
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	250	184,812
Gtd. Notes	5.000	10/15/27	200	195,455
Sr. Sec’d. Notes, 144A	8.500	02/15/32	125	133,881

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,375	1,345,142
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A(a)	6.500	04/01/32	925	957,448
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	1,500	1,432,980

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Starwood Property Trust, Inc., Gtd. Notes, 144A	5.250%	10/15/28		680	$684,036
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		993	1,003,227
					13,063,612
Retail 1.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,356,900
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,110	1,137,275
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27		4,122	4,098,888
Sr. Unsec’d. Notes	1.950	08/01/28		4,000	3,784,801
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	500	609,883
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	925	1,305,879
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		3,750	3,911,132
Sr. Sec’d. Notes, 144A	9.000	06/01/31		2,702	2,973,936

CD&R Firefly Bidco PLC (United Kingdom), Sr. Sec’d. Notes	8.625	04/30/29	GBP	10,700	15,327,658
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,852,965
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,175	2,350,360

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,622,785
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		650	614,263
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,305,720
Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		2,337	2,337,108
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		390	404,937
					47,994,490
Semiconductors 0.1%
MKS, Inc., Gtd. Notes, 144A	4.250	02/15/34	EUR	2,500	2,963,138
Software 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		895	870,377
Gtd. Notes, 144A(a)	9.250	06/01/30		920	905,842
					1,776,219
Telecommunications 1.5%
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		3,625	3,556,295
CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	725,222
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000(s)	12/31/30		129	13
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000(s)	12/31/30		44	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		4,265	4,434,832

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

EchoStar Corp., Sr. Sec’d. Notes(x)	10.750%	11/30/29		4,750	$5,206,591
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		1,375	1,381,099
Sr. Sec’d. Notes, 144A	5.000	05/01/28		1,650	1,650,607
Sr. Sec’d. Notes, 144A	8.750	05/15/30		2,000	2,062,469
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		2,250	2,304,475
Sr. Sec’d. Notes, 144A	6.875	06/30/33		1,220	1,257,530
Sr. Sec’d. Notes, 144A	7.000	03/31/34		2,415	2,502,691

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	2,350	2,877,301
Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		2,400	2,261,591
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	479,594
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	1,200	1,439,204
Sr. Unsec’d. Notes	6.375	07/10/33	EUR	5,900	7,185,084

TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	3,395	5
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32		7,200	6,928,920
Sr. Sec’d. Notes, 144A	11.125	12/31/32		696	669,796

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		495	498,603
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	2,250	2,982,114
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		345	361,496
					50,765,532
Transportation 0.1%
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		360	340,693
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		655	667,601
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		3,415	3,265,850
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		225	233,812
Gtd. Notes, 144A	7.125	02/01/32		385	404,684
					4,912,640
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250	07/01/29		2,110	2,168,501
Sr. Unsec’d. Notes, 144A(a)	5.350	03/30/29		3,440	3,541,844
					5,710,345

Total Corporate Bonds (cost $717,755,913)					725,098,279
Floating Rate and Other Loans 1.7%
Auto Parts & Equipment 0.2%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32		673	673,521

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.739%(c)	11/17/28		537	$530,149
Term B Loan, 3 Month SOFR + 5.100%	8.880(c)	11/17/28		3,900	3,856,515
					5,060,185
Chemicals 0.1%
Root Bidco Sarl (Portugal), Facility B4, 3 Month EURIBOR + 5.000%	7.016(c)	09/27/30	EUR	4,125	4,826,396
Commercial Services 0.0%
OCS Group Investments Ltd. (United Kingdom), Facility B1 Loan, SONIA + 5.750%	9.597(c)	11/27/31	GBP	975	1,333,141
Diversified Financial Services 0.0%
Hudson River Trading LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.173(c)	03/18/30		1,147	1,142,160
Education 0.1%
International Schools Partnership (United Kingdom), Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		2,574	2,560,888
Healthcare-Products 0.1%
Avantor Funding, Inc., Incremental B-6 Euro Term Loan, 1 Month EURIBOR + 2.500%	4.454(c)	10/11/32	EUR	2,500	2,982,815
Holding Companies-Diversified 0.0%
Cuppa Bidco BV (Netherlands), Facility B1 EUR, 6 Month EURIBOR + 4.750%	6.874(c)	06/29/29	EUR	325	281,116
Insurance 0.2%
Verisure Holding AB (PUBL) (Sweden), Term Loan, 3 Month EURIBOR + 2.250%	4.300(c)	11/03/32	EUR	4,675	5,564,453
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		211	56,785
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32		1,095	1,080,837
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	2,700	3,168,441
					4,249,278
Media 0.1%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 3.500%	8.786(c)	09/25/29		2,804	2,404,001
Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		794	799,955
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		3,503	3,528,882
					4,328,837
Retail 0.5%
CDR Firefly Bidco PLC (United Kingdom), Facility B10, SONIA + 4.750%	8.477(c)	04/29/29	GBP	6,975	9,564,188

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
Peer Holding III BV (Netherlands), Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.769%(c)	07/01/31	EUR	4,200	$4,988,228
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.750%	8.476(c)	08/31/32	GBP	1,575	2,166,229
WSH Services Holding Ltd. (United Kingdom), Facility B5, SONIA + 4.533%	8.260(c)	05/16/31	GBP	214	293,716
					17,012,361
Telecommunications 0.2%
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.464%	6.136(c)	04/16/29		1,786	1,780,467
Zegona Holdco Ltd., Additional Facility B2 (EUR) Loan, 3 Month EURIBOR + 2.750%	4.891(c)	07/17/29	EUR	4,031	4,780,754
					6,561,221

Total Floating Rate and Other Loans (cost $56,252,278)					58,363,637
Municipal Bonds 0.2%
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	583,291
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	573,089
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	613,539
					1,769,919
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50		1,190	1,215,882
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		755	771,591
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40		2,000	2,375,953
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40		200	206,119
					2,582,072
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111		180	149,490
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42		120	112,658

Total Municipal Bonds (cost $7,529,532)					6,601,612
Residential Mortgage-Backed Securities 5.4%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.686(c)	07/01/26		880	883,855

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	6.897%(c)	08/25/34		4,612	$4,644,945
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	6.654(cc)	02/25/37		11	10,580
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63		6,634	6,342,897
Series 2024-RP02, Class A2, 144A	4.232(cc)	02/25/63		593	522,328
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63		180	144,476
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63		65	49,265
Series 2024-RP02, Class B3, PO, 144A	11.130(s)	02/25/63		165	21,804
Series 2024-RP02, Class B4, PO, 144A	14.327(s)	02/25/63		298	26,248
Series 2024-RP02, Class M1, 144A	4.232(cc)	02/25/63		399	338,673
Series 2024-RP02, Class M2, 144A	3.742(cc)	02/25/63		304	250,830
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63		8	7,580
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63		8,685	869
Series 2025-RP01, Class A1, 144A	4.017(cc)	01/25/64		9,338	8,791,564
Series 2025-RP01, Class A2, 144A	4.017(cc)	01/25/64		442	334,967
Series 2025-RP01, Class B1, 144A	4.017(cc)	01/25/64		177	111,881
Series 2025-RP01, Class B2, 144A	4.017(cc)	01/25/64		112	64,722
Series 2025-RP01, Class B3, 144A	3.052(cc)	01/25/64		141	69,765
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64		134	54,588
Series 2025-RP01, Class M1, 144A	4.017(cc)	01/25/64		377	266,537
Series 2025-RP01, Class M2, 144A	4.017(cc)	01/25/64		236	157,815
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64		21	18,234
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64		10,958	1,096
Clavel Residential DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.565(c)	10/28/66	EUR	4,500	5,251,237
Series 2025-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.065(c)	10/28/66	EUR	2,575	2,998,040
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	10/25/41		600	609,000
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.847(c)	12/25/41		318	323,978
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.697(c)	01/25/42		1,891	1,922,907
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.947(c)	03/25/42		1,000	1,058,294
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.947(c)	03/25/42		290	303,742
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	03/25/42		1,000	1,023,050
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	06/25/43		1,400	1,455,060
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.397(c)	07/25/44		250	250,957
Cross Mortgage Trust,
Series 2025-H06, Class M1, 144A	6.061(cc)	07/25/70		5,000	5,046,408
Series 2025-H07, Class A3, 144A	5.289(cc)	09/25/70		3,368	3,378,060
Series 2025-H07, Class M1, 144A	5.637(cc)	09/25/70		2,400	2,402,091

Eagle Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.147(c)	04/25/34		242	242,574
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.197(c)	10/25/41		1,187	1,191,504
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.497(c)	11/25/41		100	100,772
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.797(c)	09/25/41		100	100,682
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.047(c)	12/25/41		100	101,281
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.197(c)	01/25/42		70	70,832
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.597(c)	04/25/42		2,020	2,066,076
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.047(c)	05/25/42		200	205,938
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	9.047(c)	08/25/42		600	638,544

GS Mortgage-Backed Securities Trust, Series 2025-DSC01, Class A1, 144A	4.974(cc)	06/25/65		8,490	8,514,031
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	6.183(cc)	07/25/35		6	6,325
Kinbane DAC (Ireland), Series 2025-RPL2A, Class B, 144A, 1 Month EURIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.503(c)	08/24/75	EUR	4,400	5,183,026
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		8,913	8,915,642
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		6,500	6,523,776

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
LHOME Mortgage Trust, (cont’d.)
Series 2025-RTL03, Class A2, 144A	5.673%(cc)	08/25/40		2,000	$2,028,842

Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.750	06/27/27		5,000	5,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.059(c)	05/26/66	EUR	3,100	3,569,205
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM07, Class A3, 144A	5.340(cc)	09/25/70		3,792	3,806,466
Series 2025-NQM07, Class M1, 144A	5.844(cc)	09/25/70		3,500	3,516,169

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.537(c)	01/25/48		673	663,377
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		6,639	6,716,006
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		744	752,079
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		1,278	1,290,778
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		10,163	72,006
Series 2025-INV01, Class B1, 144A	6.594(cc)	02/25/70		405	404,011
Series 2025-INV01, Class B2, 144A	6.594(cc)	02/25/70		319	311,782
Series 2025-INV01, Class B3, 144A	6.594(cc)	02/25/70		200	184,529
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		578	586,345
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		10,163	167,684

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.597(c)	04/25/34		444	448,059
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.197(c)	05/25/33		28,687	28,999,937
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.042(c)	03/29/27		7,659	7,735,712

PRET Trust, Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55		4,349	4,353,270
PRPM LLC,
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		3,121	3,123,910
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		10,516	10,529,495
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		3,386	3,334,348
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		683	657,746
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		403	383,650
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		393	372,626
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		139	130,101
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.397(c)	11/25/31		243	245,183
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.397(c)	07/25/33		173	173,439

RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		5,540	5,553,985
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	5.843(cc)	12/25/33		130	127,168
VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		2,301	2,314,528
Verus Securitization Trust, Series 2025-08, Class M1, 144A	5.731	09/25/70		3,200	3,243,398

Total Residential Mortgage-Backed Securities (cost $181,764,062)					183,795,180
Sovereign Bonds 5.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	1,213	1,209,740
Sr. Unsec’d. Notes	0.750(c)(cc)	07/09/30		3,205	2,717,880
Sr. Unsec’d. Notes	1.000	07/09/29		6,074	5,360,553

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	622,708
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		987	989,240
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.500	11/06/30		6,770	6,891,860

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750%	09/19/28	EUR	11,390	$13,390,040
Sr. Unsec’d. Notes	5.375	01/21/29		3,185	3,170,668
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		1,637	1,661,555
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,943,725
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,591,980
Sr. Unsec’d. Notes, 144A(a)	6.600	06/01/36		3,340	3,503,660

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750	01/29/34		7,400	7,477,552
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		8,700	8,675,640
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	2,900	3,437,515
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	2,812	3,276,973
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	4,202	5,053,997
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	5,923	7,191,961
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	3,226,919
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		9,630	10,275,210

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		30,000	28,856,400
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, 144A	7.250	12/11/55		3,560	3,455,870
Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	20,000	23,798,746
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		5,790	5,966,827
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,862,148
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,963,333
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	762,876
Sr. Unsec’d. Notes	6.250	05/26/28		937	970,112
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,770,302
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	984,201
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	3,217,998

Total Sovereign Bonds (cost $162,864,271)					172,278,189
U.S. Government Agency Obligations 6.8%
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,265	1,098,580
Federal Home Loan Mortgage Corp.	2.500	01/01/51		446	382,069
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,482	2,128,900
Federal Home Loan Mortgage Corp.	2.500	04/01/51		5,859	5,021,534
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,862	1,586,375
Federal Home Loan Mortgage Corp.	2.500	07/01/51		436	373,461
Federal Home Loan Mortgage Corp.	2.500	07/01/51		887	759,341
Federal Home Loan Mortgage Corp.	2.500	11/01/51		3,268	2,833,501
Federal Home Loan Mortgage Corp.	2.500	01/01/52		862	745,145
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,643	1,410,831
Federal Home Loan Mortgage Corp.	3.000	07/01/46		3,365	3,115,824
Federal Home Loan Mortgage Corp.	3.000	10/01/51		1,245	1,108,464
Federal Home Loan Mortgage Corp.	3.000	11/01/51		1,694	1,509,822
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,506	1,358,291
Federal Home Loan Mortgage Corp.	3.000	02/01/52		2,428	2,157,475
Federal Home Loan Mortgage Corp.	3.000	03/01/52		483	434,852
Federal Home Loan Mortgage Corp.	3.500	10/01/45		2,258	2,142,597
Federal Home Loan Mortgage Corp.	3.500	01/01/52		7,037	6,533,239
Federal Home Loan Mortgage Corp.	3.500	02/01/52		805	747,826
Federal Home Loan Mortgage Corp.	4.000	05/01/52		5,565	5,346,638
Federal Home Loan Mortgage Corp.	4.500	09/01/42		9,003	9,050,740
Federal Home Loan Mortgage Corp.	5.000	07/01/52		3,981	4,001,223
Federal Home Loan Mortgage Corp.	5.000	08/01/52		1,879	1,886,893
Federal Home Loan Mortgage Corp.	5.500	11/01/52		7,020	7,153,474

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.(kk)	5.500%	01/01/55	822	$833,749
Federal Home Loan Mortgage Corp.	6.000	11/01/52	4,614	4,755,938
Federal National Mortgage Assoc.	2.500	02/01/51	1,802	1,544,993
Federal National Mortgage Assoc.	2.500	03/01/51	1,478	1,267,633
Federal National Mortgage Assoc.	2.500	06/01/51	6,706	5,742,678
Federal National Mortgage Assoc.	2.500	07/01/51	2,716	2,325,446
Federal National Mortgage Assoc.	3.000	08/01/43	326	301,002
Federal National Mortgage Assoc.	3.000	04/01/48	4,727	4,361,725
Federal National Mortgage Assoc.	3.000	07/01/51	443	395,558
Federal National Mortgage Assoc.	3.000	10/01/51	1,797	1,599,771
Federal National Mortgage Assoc.	3.000	02/01/52	427	379,510
Federal National Mortgage Assoc.	4.000	04/01/52	914	881,403
Federal National Mortgage Assoc.	4.000	05/01/52	3,663	3,506,063
Federal National Mortgage Assoc.	4.000	04/01/53	1,796	1,726,291
Federal National Mortgage Assoc.	5.000	TBA	13,000	12,963,919
Federal National Mortgage Assoc.	5.000	TBA	14,000	13,976,456
Federal National Mortgage Assoc.	5.000	07/01/52	1,897	1,904,490
Federal National Mortgage Assoc.	5.000	08/01/52	3,332	3,345,064
Federal National Mortgage Assoc.	5.000	12/01/54	19,113	19,119,170
Federal National Mortgage Assoc.	5.000	01/01/55	7,256	7,258,242
Federal National Mortgage Assoc.	5.500	10/01/52	2,253	2,292,752
Federal National Mortgage Assoc.(k)	5.500	11/01/52	20,732	21,154,151
Federal National Mortgage Assoc.	6.000	11/01/52	791	815,706
Federal National Mortgage Assoc.	6.000	12/01/52	1,051	1,085,040
Government National Mortgage Assoc.	3.500	12/20/51	9,771	9,042,004
Government National Mortgage Assoc.	3.500	01/20/52	1,358	1,259,281
Government National Mortgage Assoc.	3.500	03/20/52	2,244	2,083,646
Government National Mortgage Assoc.	3.500	04/20/52	996	920,998
Government National Mortgage Assoc.	4.000	01/20/50	1,683	1,611,487
Government National Mortgage Assoc.	4.000	06/20/52	4,967	4,739,786
Government National Mortgage Assoc.	4.000	08/20/52	5,721	5,456,602
Government National Mortgage Assoc.	4.500	07/20/52	811	798,619
Government National Mortgage Assoc.	4.500	08/20/52	5,425	5,338,978
Government National Mortgage Assoc.	5.000	02/20/54	843	846,386
Government National Mortgage Assoc.	5.500	08/20/54	4,964	5,026,179
Government National Mortgage Assoc.	5.500	09/20/54	4,513	4,579,159
Government National Mortgage Assoc.	5.500	10/20/54	11,861	12,010,213
Government National Mortgage Assoc.	6.500	TBA	2,500	2,585,116

Total U.S. Government Agency Obligations (cost $229,290,850)				232,722,299
U.S. Treasury Obligations 21.0%
U.S. Treasury Bonds	1.625	11/15/50	48,600	25,408,688
U.S. Treasury Bonds(h)	2.250	05/15/41	20,165	14,783,466
U.S. Treasury Bonds(h)	2.375	11/15/49	72,235	46,219,113
U.S. Treasury Bonds	3.000	02/15/49	4,085	2,998,007
U.S. Treasury Bonds	3.000	08/15/52	24,920	17,767,181
U.S. Treasury Bonds	3.250	05/15/42	5,630	4,677,298
U.S. Treasury Bonds(h)(k)	3.375	11/15/48	68,955	54,334,385
U.S. Treasury Bonds	3.625	02/15/53	1,000	805,469
U.S. Treasury Bonds(h)	4.125	08/15/44	84,175	76,993,820
U.S. Treasury Bonds	4.375	08/15/43	9,710	9,242,706
U.S. Treasury Bonds	4.625	05/15/44	12,430	12,156,152
U.S. Treasury Bonds	4.625	11/15/44	12,715	12,407,059
U.S. Treasury Notes(h)	1.250	11/30/26	105,200	103,211,062
U.S. Treasury Notes	3.875	09/30/29	4,110	4,136,330
U.S. Treasury Notes	3.875	12/31/29	11,595	11,663,845
U.S. Treasury Notes	4.000	01/15/27	68,890	69,169,866
U.S. Treasury Notes	4.000	12/15/27	38,225	38,543,044
U.S. Treasury Notes(k)	4.125	02/28/27	9,580	9,637,255
U.S. Treasury Notes	4.250	06/30/29	38,500	39,224,883
U.S. Treasury Notes	4.375	12/15/26	113,060	113,815,205

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.625%	09/30/30	36,945	$38,264,052
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	566,424
U.S. Treasury Strips Coupon(h)(k)	3.513(s)	11/15/41	23,665	10,920,773
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	77,136
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	580	172,601
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	430	157,143

Total U.S. Treasury Obligations (cost $726,012,583)				717,352,963

	Shares
Affiliated Exchange-Traded Funds 8.0%
PGIM AAA CLO ETF	2,275,000	117,253,500

PGIM Active High Yield Bond ETF	325,000	11,602,500

PGIM Corporate Bond 0-5 Year ETF	300,000	15,169,440

PGIM Corporate Bond 5-10 Year ETF	200,000	10,163,500

PGIM Floating Rate Income ETF	50,000	2,483,155

PGIM Ultra Short Bond ETF	2,350,000	117,030,000

Total Affiliated Exchange-Traded Funds (cost $272,692,864)		273,702,095
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*	56,219	1,030,663
Gas Utilities 0.0%
Ferrellgas Partners LP (Class B Stock)*	6,534	1,168,046
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	28,420	5,343
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	12,570	1,412,994
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	147,816	2,697,716

Total Common Stocks (cost $1,399,893)		6,314,762
Preferred Stocks 0.2%
Electronic Equipment, Instruments & Components 0.2%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	545	592,687
QXO, Inc., 4.750%, Maturing 12/31/79^	4,840,000	4,840,000
		5,432,687
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	9,592	120,401

Total Preferred Stocks (cost $5,424,180)		5,553,088

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	34	$121
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	53,156	1

Total Warrants (cost $1,320)		122

Total Long-Term Investments (cost $3,331,569,509)		3,375,530,287

	Shares
Short-Term Investments 2.9%
Affiliated Mutual Funds 2.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)	55,521,408	55,521,408
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $42,236,428; includes $42,102,388 of cash collateral for securities on loan)(b)(wa)	42,265,268	42,239,908

Total Affiliated Mutual Funds (cost $97,757,836)		97,761,316
Options Purchased*~ 0.0%
(cost $1,576,799)		1,507,834

Total Short-Term Investments (cost $99,334,635)		99,269,150

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.8% (cost $3,430,904,144)		3,474,799,437
Options Written*~ (0.0)%
(premiums received $2,383,297)		(1,676,220)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.8% (cost $3,428,520,847)		3,473,123,217
Liabilities in excess of other assets(z) (1.8)%		(61,522,095)

Net Assets 100.0%		$3,411,601,122

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CMS—Constant Maturity Swap
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OBX—Oslo Stock Exchange
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $26,390,426 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,110,782; cash collateral of $42,102,388 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$2,454,600	$2,349,000	0.1%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	2,389,640	2,281,500	0.1
BX Trust, Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%), 5.770%(c), 03/15/41	02/29/24	5,585,854	5,598,252	0.2
Diamond Sports Group LLC*	01/02/25	74,408	5,343	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%(s), 12/31/30	11/14/23	13	13	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%(s), 12/31/30^	11/14/23	4	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	33,730	120,401	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-03/12/25	178,523	2,697,716	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	4,289,344	4,434,832	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	146,250	331,875	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	76,125	167,951	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24-09/12/25	3,760,813	3,922,198	0.1
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-07/22/25	5,303,500	5,325,697	0.2
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/14/25-05/21/25	4,792,063	5,206,591	0.1
Total		$29,084,867	$32,441,370	1.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at January 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $70,572)^	72	$70,666	$94	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $117,620)^	119	117,777	157	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%(p), Maturity Date 04/01/30 (cost $1,200,000)^	1,200	1,209,000	9,000	—
		$1,397,443	$9,251	$—
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $23,806,602)	5.500%	TBA	03/12/26	$(23,500)		$(23,798,440)
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38		327		818	$32,700
(cost $36,967)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		20,025	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		40,050	—
Currency Option EUR vs CZK	Call	CITI	02/05/26	26.00	—	EUR	3,565	—
Currency Option EUR vs CZK	Call	MSI	02/24/26	26.00	—	EUR	3,544	5
Currency Option EUR vs HUF	Call	MSI	02/18/26	420.00	—	EUR	3,574	83

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Option Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs RON	Call	MSI	02/11/26	5.50	—	EUR	7,090	$52
Currency Option EUR vs TRY	Call	BOA	02/17/26	99.00	—	EUR	14,183	4,640
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		4,146	81
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		2,075	41
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		2,076	41
Currency Option USD vs BRL	Call	CITI	02/19/26	6.50	—		8,287	181
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50	—		4,147	114
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50	—		4,148	114
Currency Option USD vs BRL	Call	MSI	02/25/26	6.50	—		4,144	124
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00	—		4,148	347
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00	—		4,148	347
Currency Option USD vs COP	Call	MSI	02/25/26	4,500.00	—		4,144	347
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00	—		13,839	175
Currency Option USD vs TRY	Call	JPM	02/06/26	99.00	—		6,258	230
Currency Option USD vs TRY	Call	BOA	02/17/26	99.00	—		14,520	7,446
Currency Option USD vs TRY	Call	BOA	02/25/26	99.00	—		4,148	2,260
Currency Option USD vs ZAR	Call	MSI	02/19/26	19.00	—		8,287	553
Currency Option USD vs COP	Put	DB	02/05/26	3,200.00	—		4,171	—
Currency Option USD vs COP	Put	MSI	02/25/26	3,200.00	—		4,144	47
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00	—		13,839	279,233
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—		6,220	426,853
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—		6,220	426,853
Total OTC Traded (cost $1,196,059)								$1,150,167

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	54,925		$312,721
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	54,925		6
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.90%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	45,560		1,395
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	03/18/26	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	67,850		10,845
Total OTC Swaptions (cost $343,773)									$324,967
Total Options Purchased (cost $1,576,799)									$1,507,834
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50		327		818	$(14,307)
(premiums received $17,564)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	02/05/26	24.30		—	EUR	3,565	$(11,197)
Currency Option EUR vs CZK	Call	MSI	02/24/26	24.35		—	EUR	3,544	(13,592)
Currency Option EUR vs HUF	Call	MSI	02/18/26	387.00		—	EUR	3,574	(8,107)
Currency Option EUR vs RON	Call	MSI	02/11/26	5.10		—	EUR	7,090	(13,546)
Currency Option EUR vs TRY	Call	BOA	02/17/26	53.25		—	EUR	14,183	(106,209)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		4,146	(13,952)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		2,075	(6,983)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		2,076	(6,986)
Currency Option USD vs BRL	Call	CITI	02/19/26	5.38		—		8,287	(39,842)
Currency Option USD vs BRL	Call	MSI	02/24/26	5.35		—		4,147	(28,883)

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	02/24/26	5.40		—		4,148	$(20,504)
Currency Option USD vs BRL	Call	MSI	02/25/26	5.30		—		4,144	(41,915)
Currency Option USD vs COP	Call	CITI	02/25/26	3,750.00		—		4,148	(54,020)
Currency Option USD vs COP	Call	MSI	02/25/26	3,750.00		—		4,144	(53,968)
Currency Option USD vs COP	Call	CITI	02/25/26	3,800.00		—		4,148	(37,024)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		13,839	(130,391)
Currency Option USD vs TRY	Call	JPM	02/06/26	45.00		—		6,258	(6,481)
Currency Option USD vs TRY	Call	BOA	02/17/26	45.00		—		14,520	(57,345)
Currency Option USD vs TRY	Call	BOA	02/25/26	44.30		—		4,148	(34,328)
Currency Option USD vs ZAR	Call	MSI	02/19/26	16.35		—		8,287	(57,579)
Currency Option USD vs COP	Put	DB	02/05/26	3,800.00		—		4,171	(118,858)
Currency Option USD vs COP	Put	MSI	02/25/26	3,800.00		—		4,144	(132,679)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		6,220	(56,709)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		6,220	(56,709)
Total OTC Traded (premiums received $1,404,499)									$(1,107,807)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	54,925		$(162,714)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	54,925		(95,548)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)	7,580		(8,660)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)	10,520		(12,019)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)	8,000		(13,059)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)	13,120		(21,417)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	59,250		(3,163)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	45,560		(17,605)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	135,700		(110,512)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	134,345		(109,409)
Total OTC Swaptions (premiums received $961,234)									$(554,106)
Total Options Written (premiums received $2,383,297)									$(1,676,220)
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,593	3 Month CME SOFR	Mar. 2026	$383,554,575	$(2,840)
Short Positions:
323	3 Month CME SOFR	Jun. 2026	77,830,888	(12,704)
2,185	2 Year U.S. Treasury Notes	Mar. 2026	455,555,431	686,592
223	5 Year Euro-Bobl	Mar. 2026	30,823,877	101,373
2,316	5 Year U.S. Treasury Notes	Mar. 2026	252,281,162	1,145,914
100	10 Year Euro-Bund	Mar. 2026	15,192,631	136,222
619	10 Year U.S. Treasury Notes	Mar. 2026	69,221,612	589,504
251	10 Year U.S. Ultra Treasury Notes	Mar. 2026	28,653,219	261,397
67	20 Year U.S. Treasury Bonds	Mar. 2026	7,713,375	(33,603)
39	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	4,580,063	(15,903)
170	Euro Schatz Index	Mar. 2026	21,542,373	14,953
				2,873,745
				$2,870,905

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	BARC	BRL	13,214	$2,486,000	$2,508,208	$22,208	$—
Expiring 02/03/26	GSI	BRL	130,935	24,016,685	24,852,797	836,112	—
Expiring 03/03/26	CITI	BRL	75,034	14,318,432	14,156,362	—	(162,070)
Expiring 03/03/26	CITI	BRL	13,198	2,489,001	2,489,974	973	—
Expiring 03/03/26	DB	BRL	22,128	4,147,000	4,174,857	27,857	—
Expiring 03/03/26	GSI	BRL	21,607	4,144,001	4,076,532	—	(67,469)
Chilean Peso,
Expiring 03/18/26	BOA	CLP	2,016,707	2,213,000	2,307,192	94,192	—
Expiring 03/18/26	CITI	CLP	2,972,198	3,313,026	3,400,311	87,285	—
Expiring 03/18/26	CITI	CLP	1,757,930	1,959,974	2,011,141	51,167	—
Expiring 03/18/26	DB	CLP	2,873,169	3,241,000	3,287,018	46,018	—
Chinese Renminbi,
Expiring 03/18/26	HSBC	CNH	11,543	1,642,620	1,662,879	20,259	—
Colombian Peso,
Expiring 02/02/26	MSI	COP	15,792,800	4,156,000	4,269,418	113,418	—
Expiring 03/18/26	CITI	COP	36,551,673	9,344,669	9,792,755	448,086	—
Czech Koruna,
Expiring 04/22/26	BOA	CZK	66,916	3,204,000	3,262,061	58,061	—
Euro,
Expiring 04/22/26	MSI	EUR	11,520	13,583,635	13,708,427	124,792	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	1,075,145	11,864,000	11,678,238	—	(185,762)
Expiring 03/18/26	BOA	INR	654,515	7,221,000	7,109,348	—	(111,652)
Expiring 03/18/26	CITI	INR	551,490	6,064,000	5,990,295	—	(73,705)
Expiring 03/18/26	JPM	INR	2,653,072	29,178,690	28,817,696	—	(360,994)
Expiring 03/18/26	UAG	INR	2,653,072	29,257,203	28,817,697	—	(439,506)
Indonesian Rupiah,
Expiring 03/13/26	BOA	IDR	86,230,549	5,104,000	5,135,909	31,909	—
Expiring 03/13/26	CITI	IDR	208,990,000	12,485,214	12,447,488	—	(37,726)
Expiring 03/13/26	SCB	IDR	97,182,647	5,797,000	5,788,219	—	(8,781)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	379,357	21,114,000	21,611,020	497,020	—
Expiring 03/18/26	CITI	MXN	117,983	6,742,000	6,721,188	—	(20,812)
Expiring 03/18/26	DB	MXN	84,099	4,648,000	4,790,915	142,915	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	85,089	2,688,000	2,687,975	—	(25)
Expiring 03/18/26	JPM	TWD	130,054	4,156,001	4,108,434	—	(47,567)
Expiring 03/18/26	MSI	TWD	207,293	6,654,874	6,548,456	—	(106,418)
Expiring 03/18/26	MSI	TWD	133,183	4,214,000	4,207,304	—	(6,696)
Expiring 03/18/26	MSI	TWD	131,192	4,211,000	4,144,380	—	(66,620)
Expiring 03/18/26	MSI	TWD	125,714	4,042,000	3,971,350	—	(70,650)
Expiring 03/18/26	SCB	TWD	120,210	3,850,000	3,797,483	—	(52,517)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	22,894	6,785,934	6,787,604	1,670	—
Expiring 03/18/26	CITI	PEN	4,583	1,362,000	1,358,822	—	(3,178)
Philippine Peso,
Expiring 03/18/26	BOA	PHP	213,434	3,587,000	3,616,527	29,527	—
Expiring 03/18/26	CITI	PHP	202,255	3,442,000	3,427,116	—	(14,884)
Expiring 03/18/26	JPM	PHP	86,682	1,464,042	1,468,788	4,746	—
Expiring 03/18/26	SCB	PHP	243,456	4,115,000	4,125,236	10,236	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	19,818	5,583,200	5,577,475	—	(5,725)
Expiring 04/22/26	TD	PLN	8,531	2,392,800	2,400,872	8,072	—
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	10,108	7,924,000	7,972,509	48,509	—
Expiring 03/18/26	DB	SGD	4,574	3,574,000	3,607,761	33,761	—
Expiring 03/18/26	GSI	SGD	6,903	5,434,400	5,444,878	10,478	—
Expiring 03/18/26	HSBC	SGD	3,020	2,355,000	2,382,241	27,241	—
Expiring 03/18/26	JPM	SGD	10,316	8,151,600	8,136,397	—	(15,203)
Expiring 03/18/26	JPM	SGD	10,284	8,075,000	8,111,434	36,434	—

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/18/26	MSI	SGD	7,513	$5,877,000	$5,926,051	$49,051	$—
Expiring 03/18/26	MSI	SGD	2,982	2,325,000	2,352,029	27,029	—
Expiring 03/18/26	SSB	SGD	10,522	8,215,000	8,299,463	84,463	—
Expiring 03/18/26	SSB	SGD	6,880	5,371,000	5,426,377	55,377	—
South African Rand,
Expiring 03/18/26	DB	ZAR	36,324	2,114,000	2,240,539	126,539	—
Expiring 03/18/26	GSI	ZAR	27,720	1,627,158	1,709,862	82,704	—
Expiring 03/18/26	JPM	ZAR	42,149	2,561,000	2,599,822	38,822	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	16,214,978	11,069,000	11,195,189	126,189	—
Expiring 03/18/26	MSI	KRW	6,202,710	4,302,000	4,282,492	—	(19,508)
Expiring 03/18/26	MSI	KRW	2,289,625	1,559,000	1,580,809	21,809	—
Expiring 03/18/26	UAG	KRW	4,372,735	3,028,000	3,019,036	—	(8,964)
Turkish Lira,
Expiring 02/12/26	BOA	TRY	183,182	4,145,276	4,170,618	25,342	—
Expiring 02/12/26	GSI	TRY	144,750	3,272,000	3,295,616	23,616	—
Expiring 02/12/26	UAG	TRY	182,660	4,146,000	4,158,745	12,745	—
Expiring 02/12/26	UAG	TRY	121,146	2,739,000	2,758,208	19,208	—
Expiring 02/23/26	BARC	TRY	304,537	6,842,603	6,878,180	35,577	—
Expiring 02/26/26	HSBC	TRY	304,537	6,850,222	6,863,223	13,001	—
				$403,839,260	$405,507,246	3,554,418	(1,886,432)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	CITI	BRL	75,034	$14,407,510	$14,242,237	$165,273	$—
Expiring 02/03/26	CITI	BRL	13,966	2,578,000	2,650,841	—	(72,841)
Expiring 02/03/26	DB	BRL	26,298	4,845,000	4,991,685	—	(146,685)
Expiring 02/03/26	GSI	BRL	15,603	2,881,000	2,961,694	—	(80,694)
Expiring 02/03/26	GSI	BRL	13,248	2,431,000	2,514,548	—	(83,548)
British Pound,
Expiring 04/22/26	BNY	GBP	49,208	66,204,700	67,325,869	—	(1,121,169)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	14,165,254	15,398,354	16,205,604	—	(807,250)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	83,324	12,018,600	12,004,009	14,591	—
Expiring 03/18/26	HSBC	CNH	48,125	6,912,000	6,933,039	—	(21,039)
Expiring 03/18/26	HSBC	CNH	47,627	6,841,000	6,861,367	—	(20,367)
Expiring 03/18/26	JPM	CNH	55,576	8,012,400	8,006,488	5,912	—
Colombian Peso,
Expiring 02/02/26	CITI	COP	15,792,800	4,156,000	4,269,418	—	(113,418)
Expiring 03/18/26	MSI	COP	9,800,847	2,495,000	2,625,797	—	(130,797)
Czech Koruna,
Expiring 04/22/26	TD	CZK	527,247	25,385,019	25,702,593	—	(317,574)
Euro,
Expiring 04/22/26	DB	EUR	90,525	106,001,313	107,723,015	—	(1,721,702)
Expiring 04/22/26	SSB	EUR	105,613	123,303,032	125,676,851	—	(2,373,819)
Expiring 04/22/26	UAG	EUR	105,613	123,251,809	125,676,851	—	(2,425,042)
Indian Rupee,
Expiring 03/18/26	BOA	INR	733,916	8,118,000	7,971,801	146,199	—
Expiring 03/18/26	BOA	INR	676,378	7,450,000	7,346,824	103,176	—
Expiring 03/18/26	DB	INR	490,091	5,315,520	5,323,372	—	(7,852)
Expiring 03/18/26	GSI	INR	497,095	5,450,000	5,399,445	50,555	—
Expiring 03/18/26	HSBC	INR	957,372	10,552,000	10,398,988	153,012	—
Expiring 03/18/26	JPM	INR	345,679	3,755,747	3,754,768	979	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/26	SSB	INR	402,030	$4,442,000	$4,366,852	$75,148	$—
Expiring 03/18/26	UAG	INR	693,919	7,539,733	7,537,358	2,375	—
Indonesian Rupiah,
Expiring 03/13/26	HSBC	IDR	221,643,741	13,027,560	13,201,147	—	(173,587)
Expiring 03/13/26	HSBC	IDR	62,292,414	3,674,440	3,710,149	—	(35,709)
Expiring 03/13/26	HSBC	IDR	61,067,204	3,608,000	3,637,175	—	(29,175)
Expiring 03/13/26	HSBC	IDR	48,531,781	2,876,000	2,890,563	—	(14,563)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	70,940	3,865,005	4,041,285	—	(176,280)
Expiring 03/18/26	MSI	MXN	306,600	16,938,057	17,466,224	—	(528,167)
New Taiwanese Dollar,
Expiring 03/18/26	MSI	TWD	223,523	7,078,000	7,061,163	16,837	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	8,485	2,509,000	2,515,792	—	(6,792)
Expiring 03/18/26	CITI	PEN	7,851	2,326,506	2,327,694	—	(1,188)
Expiring 03/18/26	CITI	PEN	5,536	1,636,500	1,641,357	—	(4,857)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	271,522	4,574,000	4,600,801	—	(26,801)
Expiring 03/18/26	CITI	PHP	32,807	554,364	555,903	—	(1,539)
Expiring 03/18/26	HSBC	PHP	153,298	2,576,000	2,597,554	—	(21,554)
Expiring 03/18/26	HSBC	PHP	106,858	1,805,636	1,810,648	—	(5,012)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	29,863	8,264,474	8,404,416	—	(139,942)
Singapore Dollar,
Expiring 03/18/26	BNP	SGD	6,109	4,764,000	4,818,517	—	(54,517)
Expiring 03/18/26	BOA	SGD	2,987	2,337,000	2,355,904	—	(18,904)
Expiring 03/18/26	CITI	SGD	2,745	2,140,000	2,165,138	—	(25,138)
Expiring 03/18/26	MSI	SGD	96,155	74,733,150	75,841,694	—	(1,108,544)
South African Rand,
Expiring 03/18/26	MSI	ZAR	142,884	8,606,796	8,813,428	—	(206,632)
Expiring 03/18/26	MSI	ZAR	82,315	4,971,000	5,077,374	—	(106,374)
Expiring 03/18/26	MSI	ZAR	72,795	4,332,107	4,490,170	—	(158,063)
South Korean Won,
Expiring 03/18/26	BOA	KRW	3,142,602	2,146,000	2,169,724	—	(23,724)
Expiring 03/18/26	CITI	KRW	27,529,226	18,798,210	19,006,804	—	(208,594)
Thai Baht,
Expiring 03/18/26	HSBC	THB	262,242	8,324,084	8,361,014	—	(36,930)
Expiring 03/18/26	HSBC	THB	94,556	3,012,000	3,014,703	—	(2,703)
Expiring 03/18/26	JPM	THB	103,932	3,309,000	3,313,647	—	(4,647)
Expiring 03/18/26	MSI	THB	79,591	2,540,000	2,537,583	2,417	—
Expiring 03/18/26	UAG	THB	158,263	5,057,000	5,045,864	11,136	—
				$800,128,626	$811,944,749	747,610	(12,563,733)
						$4,302,028	$(14,450,165)
Cross currency exchange contracts outstanding at January 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	102,647	EUR	4,206	$—	$(1,140)	BOA

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$169,491	$1,523	$167,968	BOA
Dominican Republic	12/20/30	1.000%(Q)	2,000	30,038	1,523	28,515	BOA
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(64,175)	1,523	(65,698)	BOA
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	171,940	1,523	170,417	BOA
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(56,668)	1,523	(58,191)	BOA
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	104,937	6,854	98,083	BOA
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	84,525	1,523	83,002	BOA
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(22,937)	1,523	(24,460)	BOA
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(117,989)	6,854	(124,843)	BOA
People’s Republic of China	12/20/30	1.000%(Q)	9,000	(237,560)	6,854	(244,414)	BOA
Republic of Argentina	12/20/30	1.000%(Q)	2,000	345,708	1,523	344,185	BOA
Republic of Chile	12/20/30	1.000%(Q)	4,000	(112,790)	3,046	(115,836)	BOA
Republic of Colombia	12/20/30	1.000%(Q)	6,000	263,640	4,569	259,071	BOA
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(81,031)	5,331	(86,362)	BOA
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	126,781	1,523	125,258	BOA
Republic of Panama	12/20/30	1.000%(Q)	3,000	30,791	2,285	28,506	BOA
Republic of Peru	12/20/30	1.000%(Q)	3,000	(56,518)	2,285	(58,803)	BOA
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(57,931)	2,285	(60,216)	BOA
Republic of South Africa	12/20/30	1.000%(Q)	9,000	138,042	6,854	131,188	BOA
Republic of Turkey	12/20/30	1.000%(Q)	9,000	445,502	6,854	438,648	BOA
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	(21,063)	1,523	(22,586)	BOA
United Mexican States	12/20/30	1.000%(Q)	9,000	(55,965)	6,854	(62,819)	BOA
				$1,026,768	$76,155	$950,613

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.274%	$(1,082,441)	$(85,610)	$(996,831)	BOA
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	13,570	*	$18,656	$(3,234)	$21,890	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	1,950	$(273,629)	$(208,937)	$(64,692)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	1,950	(290,380)	(230,656)	(59,724)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	1,950	(273,942)	(150,048)	(123,894)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	1,950	(192,341)	(167,758)	(24,583)	GSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		1,950	$(289,756)	$(249,529)	$(40,227)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		1,950	(230,839)	(173,959)	(56,880)	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		1,950	(288,834)	(239,367)	(49,467)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		1,950	(317,530)	(55,996)	(261,534)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		1,950	(273,521)	(217,427)	(56,094)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		1,950	(292,878)	(220,056)	(72,822)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		1,950	(286,625)	(233,327)	(53,298)	GSI
HUB International Ltd.	06/20/29	5.000%(Q)		1,950	(274,508)	(188,404)	(86,104)	GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	(31,252)	38,334	(69,586)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		15,000	(201,060)	(74,588)	(126,472)	GSI
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(134,040)	—	(134,040)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		5,000	(67,020)	(24,863)	(42,157)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		1,950	(292,947)	(244,095)	(48,852)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)		1,950	(307,781)	(197,324)	(110,457)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		1,950	1,171	5,693	(4,522)	GSI
Organon & Co.	06/20/29	5.000%(Q)		1,950	(183,305)	(167,758)	(15,547)	GSI
PG&E Corp.	06/20/29	5.000%(Q)		1,950	(267,387)	(203,110)	(64,277)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		1,950	(258,606)	(210,889)	(47,717)	GSI
Republic of France	12/20/30	0.250%(Q)		3,015	(18,663)	(8,799)	(9,864)	BARC
Republic of Panama	06/20/28	1.000%(Q)		5,440	(39,793)	(24,654)	(15,139)	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR	4,500	(11,809)	134,193	(146,002)	BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(85,963)	22,911	(108,874)	GSI
Safeway, Inc.	06/20/29	5.000%(Q)		1,950	(287,918)	(249,529)	(38,389)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		1,950	(290,835)	(233,327)	(57,508)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		1,950	(283,489)	(213,498)	(69,991)	GSI
Uber Technologies, Inc.	06/20/29	5.000%(Q)		1,950	(303,769)	(238,021)	(65,748)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		1,950	(289,526)	(231,991)	(57,535)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		1,950	(151,153)	(163,447)	12,294	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		1,950	(265,949)	(227,330)	(38,619)	GSI
					$(7,055,877)	$(4,847,556)	$(2,208,321)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,760	0.329%	$107,133	$90,860	$16,273	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	690	1.591%	15,448	7,695	7,753	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		835	*	4,204	—	4,204	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		1,584	0.152%	13,626	10,053	3,573	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	1,500	0.202%	7,538	4,588	2,950	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		665	*	3,623	—	3,623	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		8,205	0.256%	63,034	50,019	13,015	GSI
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	1,351	0.099%	7,436	5,667	1,769	JPM
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,615	0.445%	5,304	3,685	1,619	BARC
General Motors Co.	06/20/26	5.000%(Q)		2,230	0.223%	54,493	33,125	21,368	GSI
Halliburton Co.	12/20/26	1.000%(Q)		910	0.166%	7,773	1,539	6,234	GSI
Hellenic Republic	12/20/26	1.000%(Q)		3,463	0.061%	32,599	27,821	4,778	BARC
Hellenic Republic	06/20/27	1.000%(Q)		750	0.097%	10,100	7,230	2,870	BARC
Hellenic Republic	12/20/27	1.000%(Q)		565	0.113%	9,871	6,728	3,143	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,353	*	11,443	10,047	1,396	MSI
Kingdom of Norway	12/20/26	—%(Q)		10,000	0.039%	(3,451)	(4,405)	954	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		805	0.269%	1,710	800	910	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		805	0.274%	3,175	2,275	900	CITI

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	2,398	0.029%	$13,979	$10,397	$3,582	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	2,300	0.048%	(506)	(209)	(297)	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		5,300	0.849%	34,891	(81,893)	116,784	BARC
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		4,786	0.233%	19,647	13,779	5,868	BARC
Pacific Life	08/20/35	2.500%(Q)		1,000	2.925%	(28,461)	(3)	(28,458)	GSI
Petroleos Mexicanos	03/20/26	1.000%(T)		1,630	1.433%	905	(644)	1,549	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		1,287	1.433%	715	(506)	1,221	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		805	1.433%	447	(317)	764	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		415	1.433%	231	(164)	395	BARC
Petroleos Mexicanos^	03/23/26	4.100%(M)		3,480	*	9,103	—	9,103	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		2,598	*	31,383	—	31,383	GSI
Republic of Argentina	06/20/26	5.000%(Q)		9,000	1.638%	167,798	(47,175)	214,973	MSI
Republic of Argentina	06/20/26	5.000%(Q)		2,015	1.638%	37,568	(11,988)	49,556	MSI
Republic of Argentina	12/20/26	5.000%(Q)		3,000	*	90,889	(27,634)	118,523	MSI
Republic of Ecuador	12/20/27	5.000%(Q)		8,000	2.256%	441,661	(51,692)	493,353	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		1,500	2.968%	89,611	(19,515)	109,126	GSI
Republic of Ecuador	06/20/29	5.000%(Q)		1,600	3.347%	89,898	(28,244)	118,142	GSI
Republic of France	06/20/27	0.250%(Q)		1,625	0.094%	3,920	2,748	1,172	BARC
Republic of France	12/20/30	0.250%(Q)		3,015	0.250%	913	(18,120)	19,033	BARC
Republic of France	06/20/35	0.250%(Q)		1,195	0.523%	(25,219)	(39,599)	14,380	BARC
Republic of France	06/20/35	0.250%(Q)		770	0.523%	(16,250)	(26,374)	10,124	BARC
Republic of Italy	06/20/26	1.000%(Q)		2,797	*	13,668	10,236	3,432	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		800	1.335%	(2,712)	(1,661)	(1,051)	BARC
Republic of Panama	03/20/26	1.000%(T)		2,104	0.478%	3,876	1,441	2,435	CITI
Republic of Panama	06/20/26	1.000%(Q)		1,186	0.478%	3,742	2,270	1,472	CITI
Republic of Panama^	06/20/28	1.000%(Q)		5,440	*	(3,937)	(36,651)	32,714	DB
Republic of Romania	12/20/26	1.000%(Q)		328	0.337%	2,286	1,428	858	BOA
Republic of Serbia	06/20/29	1.000%(Q)		520	0.979%	947	(7,193)	8,140	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	1,781	0.074%	10,008	7,717	2,291	JPM
Simon Property Group LP	06/20/26	1.000%(Q)		1,980	0.113%	9,156	1,752	7,404	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		2,547	*	22,837	19,813	3,024	MSI
Slovak Republic	12/20/27	1.000%(Q)		1,170	0.134%	20,000	17,791	2,209	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		2,915	1.775%	(5,377)	(5,522)	145	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		1,589	0.180%	13,276	11,521	1,755	MSI
State of Qatar	12/20/26	1.000%(Q)		1,665	0.095%	15,170	12,815	2,355	BARC
TotalEnergies Capital SA	03/20/26	1.000%(T)	EUR	2,988	0.078%	8,457	4,374	4,083	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	2,361	0.104%	25,487	22,506	2,981	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	5,935	0.073%	6,845	3,525	3,320	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,790	0.156%	7,878	4,956	2,922	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		680	0.213%	2,881	1,087	1,794	GSI
						$1,472,670	$2,779	$1,469,891

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	35,740	0.494%	$789,819	$845,589	$55,770
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,500	3.100%(A)	EUR	4,500	1 Day SOFR(A)/ 3.680%	JPM	09/27/29	$(537,463)	$—	$(537,463)
Interest rate swap agreements outstanding at January 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.725%	$(28,953)	$85,537	$114,490
GBP	15,780	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.725%	1,652,770	1,152,018	(500,752)
GBP	15,090	05/08/30	3.950%(A)	1 Day SONIA(1)(A)/ 3.725%	(212,222)	(173,700)	38,522
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.725%	(30,882)	266,754	297,636
	45,000	05/13/26	4.735%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(300,279)	(300,279)
	12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	2,236	(109,436)	(111,672)
	350,000	02/11/27	4.500%(A)	1 Day SOFR(1)(A)/ 3.680%	(4,017,449)	(4,439,636)	(422,187)
	16,000	05/11/27	0.700%(A)	1 Day SOFR(1)(A)/ 3.680%	1,776,548	954,953	(821,595)
	10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(61,006)	(61,006)
	91,780	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(1,877,274)	(1,877,274)
	148,000	02/11/29	4.250%(A)	1 Day SOFR(1)(A)/ 3.680%	(4,028,191)	(3,614,103)	414,088
	41,330	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(1,016,193)	(1,016,193)
	24,771	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	1,162,775	1,162,775
	3,375	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,540,576	1,680,339	139,763
	42,715	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	624,695	1,778,856	1,154,161
	6,930	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	53,717	568,380	514,663
	31,500	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	2,017,855	2,017,855
	13,780	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(252,471)	174,534	427,005
					$(2,919,626)	$(1,749,626)	$1,170,000

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	JPM	03/20/26	(95,070)	$(729,540)	$—	$(729,540)
Total Return Benchmark Bond Index(T)††	1 Day SOFR -54bps(T)/ 3.140%	JPM	03/17/26	(54,377)	1,794,390	—	1,794,390
Total Return Benchmark Bond Index(T)†††	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(194,196)	5,778,899	—	5,778,899
					$6,843,749	$—	$6,843,749
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
†††	See the table below for the complete listing of swap constituents.
The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of January 31, 2026, termination date 04/20/2026:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
J M Smucker Co. (The)	12,160,000	$ 13,311,540	1.25%
Barclays PLC	12,160,000	13,129,875	1.23%
QUALCOMM, Inc.	12,160,000	12,886,234	1.21%
Brookfield Asset Management Ltd.	12,160,000	12,802,590	1.20%
Siemens Funding BV	12,160,000	12,781,893	1.20%
Burlington Northern Santa Fe LLC	12,160,000	12,726,025	1.19%
BHP Billiton Finance USA Ltd.	12,160,000	12,723,364	1.19%
United Parcel Service, Inc.	12,160,000	12,700,877	1.19%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.	12,160,000	12,695,415	1.19%
HCA, Inc.	12,160,000	12,683,045	1.19%
Brown & Brown, Inc.	12,160,000	12,654,543	1.19%
AT&T, Inc.	12,160,000	12,653,203	1.19%
Rio Tinto Finance USA PLC	12,160,000	12,653,068	1.19%
CVS Health Corp.	12,160,000	12,619,959	1.18%
Athene Holding Corp.	12,160,000	12,606,595	1.18%
Wynnton Funding Trust II	12,160,000	12,601,136	1.18%
Kinder Morgan, Inc.	12,160,000	12,573,457	1.18%
NextEra Energy Capital Holdings, Inc.	12,160,000	12,501,617	1.17%
Eli Lilly & Co.	12,160,000	12,495,189	1.17%
Caterpillar, Inc.	12,160,000	12,485,829	1.17%
Merck & Co., Inc.	12,160,000	12,478,009	1.17%
American Water Capital Corp.	12,160,000	12,450,309	1.17%
Cigna Group (The)	12,160,000	12,419,652	1.16%
Travelers Cos., Inc. (The)	12,160,000	12,374,247	1.16%
Citigroup, Inc.	12,160,000	12,345,347	1.16%
NiSource, Inc.	12,160,000	12,334,180	1.16%
Targa Resources Corp.	12,160,000	12,320,907	1.16%
HCA, Inc.	12,160,000	12,294,491	1.15%
IBM Corp.	12,160,000	12,291,143	1.15%
Energy Transfer LP	12,160,000	12,262,475	1.15%
Constellation Energy Generation LLC	12,160,000	12,244,172	1.15%
Amgen, Inc.	12,160,000	12,238,575	1.15%
T-Mobile USA, Inc.	12,160,000	12,222,839	1.15%
Union Pacific Corp.	12,160,000	12,219,653	1.15%
Comcast Corp.	12,160,000	12,217,971	1.15%
Synopsys, Inc.	12,160,000	12,213,121	1.15%
Rwe Finance US LLC.	12,160,000	12,208,314	1.15%
AEP Texas, Inc.	12,160,000	12,195,502	1.14%
Bristol-Myers Squibb Co.	12,160,000	12,178,247	$1.14%

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Elevance Health, Inc.	12,160,000	12,168,476	1.14%
Raymond James Financial, Inc.	12,160,000	12,158,805	1.14%
Steel Dynamics, Inc.	12,160,000	12,134,179	1.14%
Enterprise Products Operating LLC	12,160,000	12,124,112	1.14%
Morgan Stanley	12,160,000	12,117,681	1.14%
Gilead Sciences, Inc.	12,160,000	12,117,003	1.14%
Virginia Electric and Power Co.	12,160,000	12,095,145	1.13%
Duke Energy Corp.	12,160,000	12,088,057	1.13%
Enel Finance International NV	12,160,000	12,058,131	1.13%
TotalEnergies Capital SA	12,160,000	12,043,814	1.13%
Lowe’s Cos., Inc.	12,160,000	12,038,157	1.13%
AbbVie, Inc.	12,160,000	12,023,989	1.13%
Waste Management, Inc.	12,160,000	12,009,858	1.13%
Takeda Pharmaceutical Co. Ltd.	12,160,000	12,002,018	1.13%
Arthur J Gallagher & Co.	12,160,000	11,950,573	1.12%
Occidental Petroleum Corp.	12,160,000	11,922,768	1.12%
Cisco Systems, Inc.	12,160,000	11,906,221	1.12%
Vodafone Group PLC	12,160,000	11,874,273	1.11%
UnitedHealth Group, Inc.	12,160,000	11,865,209	1.11%
AT&T, Inc.	12,160,000	11,850,206	1.11%
Kroger Co. (The)	12,160,000	11,844,642	1.11%
Texas Instruments, Inc.	12,160,000	11,819,759	1.11%
PayPal Holdings, Inc.	12,160,000	11,813,084	1.11%
Diamondback Energy, Inc.	12,160,000	11,806,062	1.11%
Intel Corp.	12,160,000	11,795,477	1.11%
Honeywell International, Inc.	12,160,000	11,788,752	1.11%
Uber Technologies, Inc.	12,160,000	11,785,879	1.11%
Humana, Inc.	12,160,000	11,752,730	1.10%
Energy Transfer LP	12,160,000	11,752,638	1.10%
ConocoPhillips Co.	12,160,000	11,750,269	1.10%
Home Depot, Inc. (The)	12,160,000	11,735,433	1.10%
Alphabet, Inc.	12,160,000	11,713,906	1.10%
Coca-Cola Co. (The)	12,160,000	11,698,343	1.10%
Intel Corp.	12,160,000	11,663,325	1.09%
Pfizer Investment Enterprises Pte Ltd.	12,160,000	11,650,068	1.09%
IBM International Capital Pte Ltd.	12,160,000	11,581,964	1.09%
Apple, Inc.	12,160,000	11,556,495	1.08%
Meta Platforms, Inc.	12,160,000	11,505,680	1.08%
Hewlett Packard Enterprise Co.	12,160,000	11,347,666	1.06%
Kenvue, Inc.	12,160,000	11,343,037	1.06%
CSX Corp.	12,160,000	11,144,849	1.05%
Oracle Corp.	12,160,000	10,960,476	1.03%
Walmart, Inc.	12,160,000	10,882,843	1.02%
Wells Fargo & Co.	12,160,000	10,562,647	0.99%
Berkshire Hathaway Energy Co.	12,160,000	10,376,807	0.97%
Lowe’s Cos., Inc.	12,160,000	9,800,237	0.92%
Amazon.com, Inc.	12,160,000	9,611,173	0.90%
T-Mobile USA, Inc.	12,160,000	8,255,830	0.77%
Microsoft Corp.	12,160,000	8,051,782	0.76%
Nucor Corp.	12,160,000	7,591,602	0.71%
Comcast Corp.	12,160,000	6,940,260	0.65%
		$1,066,226,998

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of January 31, 2026, termination date 03/17/2026:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	3,625,764	$ 4,084,821	1.61%
Wells Fargo & Co.	4,000,000	3,718,358	1.47%
Morgan Stanley	3,625,764	3,679,071	1.45%
United Parcel Service, Inc.	3,625,764	3,532,614	1.39%
Northrop Grumman Corp.	3,625,764	3,500,202	1.38%
Fox Corp.	3,625,764	3,472,273	1.37%
FedEx Corp.	3,625,764	3,426,715	1.35%
Telefonica Emisiones, S.A.U.	3,625,764	3,412,856	1.35%
Wells Fargo & Co.	3,625,764	3,370,472	1.33%
HCA, Inc.	3,625,764	3,300,883	1.30%
The Walt Disney Co.	3,625,764	3,287,445	1.30%
Keurig Dr Pepper, Inc.	3,625,764	3,273,534	1.29%
Conagra Brands, Inc.	3,625,764	3,243,652	1.28%
Cigna Group (The)	3,625,764	3,235,493	1.28%
ExxonMobil Corp.	3,625,764	3,093,600	1.22%
Bristol-Myers Squibb Co.	3,625,764	3,082,662	1.22%
Thermo Fisher Scientific, Inc.	3,625,764	3,073,391	1.21%
Intel Corp.	3,625,764	3,054,925	1.20%
T-Mobile USA, Inc.	3,625,764	3,028,415	1.19%
Enterprise Products Operating LLC	3,625,764	2,994,446	1.18%
McDonald’s Corp.	3,625,764	2,971,400	1.17%
Eli Lilly and Co.	3,625,764	2,966,246	1.17%
Johnson & Johnson	3,625,764	2,966,095	1.17%
Bank of America Corp.	3,625,764	2,951,199	1.16%
Dollar General Corp.	3,625,764	2,897,337	1.14%
Progressive Corp.	3,625,764	2,890,273	1.14%
Mastercard, Inc.	3,625,764	2,872,942	1.13%
Deere & Co.	3,625,764	2,872,064	1.13%
Fiserv, Inc.	3,625,764	2,867,205	1.13%
Union Electric Co.	3,625,764	2,812,728	1.11%
Equinor ASA	3,625,764	2,789,062	1.10%
Global Payments, Inc.	3,625,764	2,769,712	1.09%
Becton Dickinson & Co.	3,625,764	2,736,892	1.08%
NVIDIA Corp.	3,625,764	2,728,869	1.08%
B.A.T. Capital Corp.	3,625,764	2,720,250	1.07%
eBay, Inc.	3,625,764	2,687,384	1.06%
Altria Group, Inc.	3,625,764	2,685,165	1.06%
Humana, Inc.	3,625,764	2,668,359	1.05%
Entergy Corp.	3,625,764	2,657,645	1.05%
Nike, Inc.	3,625,764	2,639,932	1.04%
Suncor Energy, Inc.	3,625,764	2,635,674	1.04%
Caterpillar, Inc.	3,625,764	2,625,469	1.04%
Verizon Communications, Inc.	3,625,764	2,615,336	1.03%
Kinder Morgan, Inc.	3,625,764	2,614,382	1.03%
Southern California Edison Co.	3,625,764	2,596,591	1.02%
Starbucks Corp.	3,625,764	2,590,154	1.02%
Paramount Group, Inc.	3,625,764	2,575,674	1.02%
Royalty Pharma PLC	3,625,764	2,571,871	1.01%
Union Pacific Corp.	3,625,764	2,562,324	1.01%
Brookfield Finance, Inc.	3,625,764	2,561,508	1.01%
		$148,965,570
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).